Subsequent events (Details - Textuals) R$ in Thousands, $ in Millions	Mar. 01, 2024 BRL (R$)	Mar. 01, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			R$ 727,463	R$ 989,763
Long-term borrowings [member]
Disclosure of non-adjusting events after reporting period [line items]
Loans and borrowings, interest rate basis	SOFR 6 months + 2.80%
Borrowings	R$ 495,000	$ 10